Leases (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Leases [Abstract]
Summary of Right-of-Use-Assets

Precision recognizes right of use assets primarily from its leases of real estate and vehicles and equipment.

	Real Estate	Vehicles and Equipment	Total
Balance, January 1, 2019	$—	$—	$—
Transition adjustments	58,635	14,829	73,464
Additions	—	1,947	1,947
Derecognition	(29)	—	(29)
Depreciation	(4,055)	(4,403)	(8,458)
Lease remeasurements	163	—	163
Effect of foreign currency exchange differences	(688)	(257)	(945)
Balance, December 31, 2019	$54,026	$12,116	$66,142

Expected Non-cancellable Operating Lease Payments	Expected non-cancellable operating lease payments are as follows:
	2019	2018
Less than one year	$11,954	$13,496
One to five years	33,566	36,639
More than five years	11,117	17,797
	$56,637	$67,932

Summary of Maturity Analysis of Lease Payments

The following table sets out a maturity analysis of lease payments, showing the undiscounted lease payments to be received after December 31, 2019.

Less than one year	$297,425
One to five years	207,746
More than five years	12,437
$517,608